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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05710
ING VP Natural Resources Trust
(Exact name of registrant as specified in charter)
7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices)      (Zip code)
CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-992-0180
Date of fiscal year end:       December 31
Date of reporting period:       September 30, 2005

Item 1. Schedule of Investments
The schedules of investments as of the close of the reporting period are set forth below for:
ING VP Natural Resources Trust
The schedules are not audited.

ING VP Natural Resources Trust	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 94.9%
		Coal: 3.4%
33,600		Peabody Energy Corp.	$2,834,160

			2,834,160

		Iron/Steel: 1.6%
32,300		United States Steel Corp.	1,367,905

			1,367,905

		Mining: 15.6%
17,400	@@	Agnico-Eagle Mines Ltd.	257,694
500	@@	Agnico-Eagle Mines Ltd.	7,423
25,200	@@	Alcan, Inc.	799,596
900	@@	Barrick Gold Corp.	26,133
21,000	@@	Barrick Gold Corp.	610,050
20,800	@@	BHP Billiton Ltd. ADR	710,944
24,400	@@	Cameco Corp.	1,303,884
13,500	@	Century Aluminum Co.	303,480
19,600	@@	Cia Vale do Rio Doce ADR	859,656
7,000		Freeport-McMoRan Copper & Gold, Inc.	340,130
41,200	@, @@	Glamis Gold Ltd.	905,221
48,000	@, @@	Glamis Gold Ltd.	1,060,800
1,000	@@	GoldCorp, Inc.	20,076
17,400	@@	GoldCorp, Inc.	348,696
13,400	@@	Inco Ltd.	634,490
15,950	@@	Lonmin PLC	365,993
15,800	@, @@	Meridian Gold, Inc.	345,106
26,417	@@	Newcrest Mining Ltd.	423,706
2,800		Phelps Dodge Corp.	363,804
17,800	@@	Placer Dome, Inc.	305,270
40,200	@, @@	Randgold Resources Ltd. ADR	631,944
4,600	@@	Rio Tinto PLC ADR	755,780
150,000	@, @@	Shore Gold, Inc.	865,931
16,900	@@	Teck Cominco Ltd.	759,379

			13,005,186

		Oil & Gas: 55.5%
2,500		Amerada Hess Corp.	343,750
11,500		Anadarko Petroleum Corp.	1,101,125
50,000	@	Bill Barrett Corp.	1,841,000
31,300	@@	BP PLC ADR	2,217,605
50,400		Cabot Oil & Gas Corp.	2,545,704
49,700		Chesapeake Energy Corp.	1,901,025
19,100		ChevronTexaco Corp.	1,236,343
18,400		ConocoPhillips	1,286,344
20,000	@	Denbury Resources, Inc.	1,008,800
32,500		ENSCO Intl., Inc.	1,514,175
82,800		Exxon Mobil Corp.	5,261,112
100,000	@	Gasco Energy, Inc.	665,000
30,800	@	Houston Exploration Co.	2,071,300
20,700		Marathon Oil Corp.	1,426,851

ING VP Natural Resources Trust	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Oil & Gas: 55.5% (continued)
48,800	@	Newfield Exploration Co.	$2,396,080
24,800		Noble Energy, Inc.	1,163,120
60,000	@	PetroHawk Energy Corp.	864,600
55,300	@	Plains Exploration & Production Co.	2,367,946
48,200	@	Pride Intl., Inc.	1,374,182
14,000	@	Rowan Cos., Inc.	496,860
16,300	@@	Royal Dutch Shell PLC ADR	1,069,932
38,400	@	Southwestern Energy Co.	2,818,560
13,000	@@	Suncor Energy, Inc.	786,890
20,000	@@	Talisman Energy, Inc.	976,800
900	@@	Talisman Energy, Inc.	44,108
12,800	@@	Total SA ADR	1,738,496
10,200	@	Transocean, Inc.	625,362
28,655	@	Ultra Petroleum Corp.	1,629,896
12,600	@	Unit Corp.	696,528
10,500		Valero Energy Corp.	1,187,130
39,800		XTO Energy, Inc.	1,803,736

			46,460,360

		Oil & Gas Services: 18.8%
24,800		BJ Services Co.	892,552
8,600	@	Cooper Cameron Corp.	635,798
126,700	@	Dresser-Rand Group, Inc.	3,120,621
37,400	@	FMC Technologies, Inc.	1,574,914
36,200	@	Grant Prideco, Inc.	1,471,530
27,200		Halliburton Co.	1,863,744
22,700	@	Lone Star Technologies	1,261,893
16,400	@	National-Oilwell, Inc.	1,079,120
20,500		Schlumberger Ltd.	1,729,790
13,600	@	Universal Compression Holdings, Inc.	540,872
23,200	@	Weatherford Intl. Ltd.	1,592,912

			15,763,746

		Total Common Stock
		(Cost $59,206,692)	79,431,357

ING VP Natural Resources Trust	PORTFOLIO OF INVESTMENTS as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

Short-Term Investment: 5.2%
		Repurchase Agreement: 5.2%
$4,365,000		Morgan Stanley Repurchase Agreement dated 09/30/05, 3.750%, due 10/01/05, $4,366,364 to be received upon repurchase (Collateralized by $8,665,000 Resolution Funding Corporation obligations, 0.000%, Market Value plus accrued interest $4,453,637, due 10/15/19)		$4,365,000

		Total Short-Term Investments
		(Cost $4,365,000)		4,365,000

		Total Investments in Securities
		(Cost $63,571,692)*	100.1%	$83,796,357
		Other Assets and Liabilities, Net	(0.1)	(113,096)

		Net Assets	100.0%	$83,683,261

		Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $63,703,590.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$20,364,845
		Gross Unrealized Depreciation		(272,078)

		Net Unrealized Appreciation		$20,092,767

Item 2. Controls and Procedures.
(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING VP Natural Resources Trust

By	/s/ James M. Hennessy

James M. Hennessy President and Chief Executive Officer

Date:	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy President and Chief Executive Officer

Date:	November 28, 2005

By	/s/ Todd Modic

Todd Modic Senior Vice President and Chief Financial Officer

Date:	November 28, 2005